A&Q Technology Fund LLC

Schedule of Portfolio Investments

(Unaudited)

March 31, 2020

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Equity Hedged

Alta Park Fund Onshore, LP	US/Canada	$13,000,000	$13,510,808	7.83%	7/1/2019	Quarterly	45 days	6/30/2020	(d)	$10,382,740

Biomedical Value Fund, L.P.	US/Canada	15,500,000	18,617,864	10.79	3/1/2019	Quarterly	120 days	3/31/2020	(e)	$11,717,714

G2 Investment Partners QP, L.P.	US/Canada	10,267,768	14,463,852	8.38	5/1/2014	Monthly	60 days	3/31/2020	(f)	$7,231,926

Jericho Capital Partners L.P.	US/Canada	7,465,509	17,897,427	10.37	5/1/2011	Quarterly	60 days	3/31/2020		$17,897,427

KCL Capital Fund L.P.	Global	16,000,000	17,657,520	10.24	11/1/2018	Quarterly	65 days	3/31/2020		$17,657,520

Light Street Argon, L.P.	Global	14,000,000	14,587,466	8.46	7/1/2019	Quarterly	45 days	6/30/2020	(d)	$9,751,003

Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	2,662,716	12,010,447	6.96	1/1/2013	Quarterly	45 days	3/31/2020		$12,010,447

Visium Balanced Fund, L.P.	US/Canada	49,735	70,386	0.04	1/1/2010	N/A	N/A	N/A	(g)	N/A

Vista Public Strategies Onshore Fund, L.P.	Global	14,068,535	15,913,987	9.22	8/1/2017	Quarterly	60 days	3/31/2020		$15,913,987

Woodline Fund LP	Global	18,000,000	19,193,325	11.13	8/1/2019	Quarterly	60 days	9/30/2020	(d),(h)	$3,736,040

Equity Hedged Subtotal		111,014,263	143,923,082	83.42

Total		$111,014,263	$143,923,082	83.42%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	The holding is under lock-up and is not redeemable without paying a fee.
(e)	A portion of this holding ($6,900,150) is under lock-up and is not redeemable.
(f)	The Investment Fund is subject to an investor level gate of 50% during any 90-day period, without a penalty.
(g)

The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(h)	The Investment Fund is subject to an investor level gate of 25%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Technology Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2020

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The investments within the scope of ASC 820, for which fair value is measured using net asset value as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using net asset value as a practical expedient is $143,923,082.

The Investment Funds in the equity hedged strategy (total fair value of $143,923,082) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of March 31, 2020, the Investment Funds in the equity hedged strategy had $68,655,601, representing 48% of the value of the investments in this category, subject to an investor level gate or lock-ups. Included in this amount is $54,191,749, representing 38% of the value of the investment in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for these investments ranges from 1-9 months at March 31, 2020. An investment representing less than 1% of the value of investments in this category is in liquidation; therefore, the redemption notice period is no longer effective for this investment and the liquidation of assets is uncertain.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2020.

Please refer to the December 31, 2019 financial statements for full disclosure on the Fund’s portfolio valuation methodology.